Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity affiliates
Non current assets	$ 188,029	$ 176,963	$ 157,683
Current assets	85,265	79,799	84,948
Total assets	273,294	256,762	242,631
Shareholder's equity	119,305	118,114	114,037	$ 101,574
Non current liabilities	83,745	76,414	71,889
Current liabilities	70,244	62,234	56,705
Total liabilities & shareholders' equity	273,294	256,762	242,631
Revenues from sales	176,249	184,106	149,099
Net income	11,438	11,550	8,299
Share of Other Comprehensive Income, net amount	408	(540)	(677)
Equity value	23,123	18,689	16,968
Profit/(loss)	3,406	3,170	2,015
Associates
Equity affiliates
Non current assets	5,435	4,512	2,908
Current assets	1,357	1,263	1,156
Total assets	6,792	5,775	4,064
Shareholder's equity	1,405	1,438	885
Non current liabilities	4,412	3,254	2,171
Current liabilities	975	1,083	1,008
Total liabilities & shareholders' equity	6,792	5,775	4,064
Revenues from sales	2,190	2,542	2,226
Net income	383	380	361
Share of Other Comprehensive Income, net amount	(46)	(16)	(22)
Equity value	2,187	2,235	885
Profit/(loss)	372	380	361
Dividends paid to the Group	362	416	328
Joint ventures
Equity affiliates
Non current assets	4,287	2,487	2,428
Current assets	1,276	752	1,150
Total assets	5,563	3,239	3,578
Shareholder's equity	1,437	1,108	1,102
Non current liabilities	3,091	1,585	1,281
Current liabilities	1,035	546	1,195
Total liabilities & shareholders' equity	5,563	3,239	3,578
Revenues from sales	3,535	11,914	4,358
Net income	288	281	183
Share of Other Comprehensive Income, net amount	(4)	(52)	(75)
Equity value	2,119	1,188	936
Profit/(loss)	741	272	183
Dividends paid to the Group	$ 50	$ 49	$ 147